Long-term bonds (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of long-term bonds [line items]
Total actual proceeds received	¥ 7,800,000	¥ 4,200,000	¥ 0
Bonds issued in December 2007 [member]
Disclosure of long-term bonds [line items]
Total actual proceeds received	¥ 5,885,000
Bonds with maturity of 5 years issued in December 2007 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 1,000,000
Annual interest rate	5.67%
Annual effective interest rates	6.13%
Interest paid per annum	¥ 57,000
Bonds with maturity of 7 years issued in December 2007 [member]
Disclosure of long-term bonds [line items]
Maturity	7 years
Face value	¥ 1,700,000
Annual interest rate	5.75%
Annual effective interest rates	6.10%
Interest paid per annum	¥ 98,000
Bonds with maturity of 10 years issued in December 2007 [member]
Disclosure of long-term bonds [line items]
Maturity	10 years
Face value	¥ 3,300,000
Annual interest rate	5.90%
Annual effective interest rates	6.17%
Interest paid per annum	¥ 195,000
Bonds with maturity of 10 years issued in May 2008 [member]
Disclosure of long-term bonds [line items]
Maturity	10 years
Face value	¥ 4,000,000
Annual interest rate	5.20%
Total actual proceeds received	¥ 3,933,000
Annual effective interest rates	5.42%
Interest paid per annum	¥ 208,000
Interest payable	¥ 135,060	135,060
Medium-term notes with maturity of 5 years issued in July 2014 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 4,000,000
Annual interest rate	5.30%
Total actual proceeds received	¥ 3,988,000
Annual effective interest rates	5.37%
Interest paid per annum	¥ 212,000
Interest payable	99,320	99,320
Corporate bonds issued in June 2016 [member]
Disclosure of long-term bonds [line items]
Total actual proceeds received	¥ 4,200,000
Corporate bonds with maturity of 5 years issued in June 2016 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 3,000,000
Annual interest rate	3.48%
Annual effective interest rates	3.48%
Interest paid per annum	¥ 104,400
Interest payable	¥ 57,780	57,780
Corporate bonds with maturity of 10 years issued in June 2016 [member]
Disclosure of long-term bonds [line items]
Maturity	10 years
Face value	¥ 1,200,000
Annual interest rate	3.98%
Annual effective interest rates	3.98%
Interest paid per annum	¥ 47,760
Interest payable	¥ 26,430	¥ 26,430
Medium-term notes with maturity of 5 years issued in July 2017 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 5,000,000
Annual interest rate	4.69%
Total actual proceeds received	¥ 5,000,000
Annual effective interest rates	4.69%
Interest paid per annum	¥ 234,500
Interest payable	¥ 111,150
Debt financing instrument with maturity of 3 years issued in July 2017 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 500,000
Annual interest rate	4.75%
Total actual proceeds received	¥ 499,000
Annual effective interest rates	4.82%
Interest paid per annum	¥ 23,750
Interest payable	¥ 11,020
Corporate bonds with maturity of 3 years issued in November 2017 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 2,300,000
Annual interest rate	4.99%
Total actual proceeds received	¥ 2,299,000
Annual effective interest rates	4.99%
Interest paid per annum	¥ 114,770
Interest payable	¥ 17,610